NOTE 10 - INCOME TAXES (Details Narrative) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Increase (Decrease) Adjustment		$ 528,889	$ 147,281
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%
Operating Income (Loss)	$ 2,665,162	$ (3,662,146)	(1,267,124)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		19.00%
Deferred Tax Assets, Gross	774,620	$ 774,620	$ 237,680
U K Operation [Member]
Operating Loss Carryforwards [Line Items]
Operating Income (Loss)		4,885,206
Deferred Tax Assets, Gross	$ 4,885,206	$ 4,885,206